Investment Strategy	Mar. 12, 2025
KraneShares 2x Long BABA Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Underlying Stock and financial instruments, such as swap agreements and options, that, in combination, provide investment exposure to 2 times (200%) the performance of the Underlying Stock.

Generally, the Fund will invest in the Underlying Stock and enter into swap agreements on the Underlying Stock as it attempts to replicate 2 times (200%) the daily percentage change of the Underlying Stock. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Underlying Stock. Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund needs to take a temporary defensive position, it may result in the Fund not achieving its investment objective.

The impact of the Underlying Stock’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Stock has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Stock has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

The Fund may invest in: (1) government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) cash and cash equivalents, including money market funds and repurchase agreements; (3) short-term bond funds and exchange-traded funds (“ETFs”), which can include affiliated ETFs; and/or (4) corporate or other non-government fixed-income securities, such as commercial paper and other short-term unsecured promissory notes. These may serve as collateral for the Fund’s investments in financial instruments, such as swap agreements and options.

The Fund is non-diversified. Due to the Fund’s investment strategies, the Fund will concentrate its investment in the particular industry to which its Underlying Stock is assigned (i.e., hold 25% of more its total assets in investments that provide exposure to which the Underlying Stock is assigned). As of January 31, 2025, the Underlying Stock is assigned to the consumer discretionary sector and the consumer discretionary distribution and retail industry.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time. It is even possible, due to the result of daily rebalancing, the Underlying Stock’s volatility and the effects of compounding, that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, KRANESHARES TRUST, AND KRANE FUNDS ADVISORS, LLC (“KRANE” OR “ADVISER”) ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

Alibaba Group Holding Limited is a Chinese multinational technology company that specializes in e-commerce, retail, internet, and technology services. BABA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Alibaba Group Holding Limited pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-36614 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Alibaba Group Holding Limited may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Alibaba Group Holding Limited (BABA) from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Alibaba Group Holding Limited is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of BABA have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Alibaba Group Holding Limited could affect the value of the Fund’s investments with respect to BABA and therefore the value of the Fund.

KraneShares 2x Long PDD Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Underlying Stock and financial instruments, such as swap agreements and options, that, in combination, provide investment exposure to 2 times (200%) the performance of the Underlying Stock.

Generally, the Fund will invest in the Underlying Stock and enter into swap agreements on the Underlying Stock as it attempts to replicate 2 times (200%) the daily percentage change of the Underlying Stock. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Underlying Stock. Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund needs to take a temporary defensive position, it may result in the Fund not achieving its investment objective.

The impact of the Underlying Stock’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Stock has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Stock has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

The Fund may invest in: (1) government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) cash and cash equivalents, including money market funds and repurchase agreements; (3) short-term bond funds and exchange-traded funds (“ETFs”), which can include affiliated ETFs; and/or (4) corporate or other non-government fixed-income securities, such as commercial paper and other short-term unsecured promissory notes. These may serve as collateral for the Fund’s investments in financial instruments, such as swap agreements and options.

The Fund is non-diversified. Due to the Fund’s investment strategies, the Fund will concentrate its investment in the particular industry to which its Underlying Stock is assigned (i.e., hold 25% of more its total assets in investments that provide exposure to which the Underlying Stock is assigned). As of January 31, 2025, the Underlying Stock is assigned to the consumer discretionary sector and the consumer discretionary distribution and retail industry.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time. It is even possible, due to the result of daily rebalancing, the Underlying Stock’s volatility and the effects of compounding, that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, KRANESHARES TRUST, AND KRANE FUNDS ADVISORS, LLC (“KRANE” OR “ADVISER”) ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

PDD Holdings Inc. is a multinational commerce group that owns and operates a diverse portfolio of businesses. The company provides an e-commerce platform, which offers a wide selection of merchandise and promotes an interactive shopping experience through its team purchase model. PDD is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by PDD Holdings Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-38591 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding PDD Holdings Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding PDD Holdings Inc. (PDD) from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding PDD Holdings Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of PDD have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning PDD Holdings Inc. could affect the value of the Fund’s investments with respect to PDD and therefore the value of the Fund.